Share based payment arrangements (Tables)	9 Months Ended
Sep. 30, 2023
Option Plan 2017
Share based payment arrangements [line items]
Schedule of fair value inputs

Option Plan 2017
	Tranche 1	Tranche 2

Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

Option Plan 2022
Share based payment arrangements [line items]
Schedule of fair value inputs

Option Plan 2022
Parameter
Share price at grant date	USD 3.04
Exercise price	USD 3.04
Expected volatility	66.80%
Expected dividends	--
Risk-free interest rate	3.68%
Fair value at grant date	USD 1.90